Related Party Transactions (Details) ¥ / shares in Units, $ in Thousands, ¥ in Millions					12 Months Ended
	Nov. 05, 2025 USD ($)	Nov. 05, 2025 CNY (¥)	Mar. 01, 2022 CNY (¥)	Dec. 03, 2021 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 30, 2023
Related Party Transactions [Line Items]
Transfer value				¥ 282.0
Purchase agreement amount	$ 236	¥ 1.7
Non-cash gains | $						$ 4,500
Shengda Group [Member]
Related Party Transactions [Line Items]
Interest rate							1.00%
Repaid debt owed | $					$ 11,400	$ 6,200
SunCar Online to Shanghai Feiyou [Member]
Related Party Transactions [Line Items]
Interest percentage				55.09%
SunCar Online [Member]
Related Party Transactions [Line Items]
Price per share | ¥ / shares				¥ 4
Transfer value				¥ 282.0
Purchase agreement amount			¥ 1.0